Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 1,180,187	€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,367,111	3,471,213
Accounts receivable from related parties	40,936	165,299
Inventories	2,067,922	2,179,175
Other current assets	671,835	730,460
Other current financial assets	433,740	244,172
Assets held for sale	161,013	507,600
Total current assets	7,922,744	8,701,411
Property, plant and equipment	3,646,126	3,782,780
Right-of-use assets	3,612,456	3,671,241
Intangible assets	1,370,080	1,362,327
Goodwill	15,170,652	14,650,008
Deferred taxes	229,509	283,953
Investment in equity method investees	620,831	642,928
Other non-current assets	198,325	223,576
Other non-current financial assets	795,856	611,584
Total non-current assets	25,643,835	25,228,397
Total assets	33,566,579	33,929,808
Liabilities
Accounts payable to unrelated parties	904,278	762,068
Accounts payable to related parties	80,044	123,081
Current provisions and other current liabilities	1,499,934	1,617,434
Other current financial liabilities	1,787,373	1,675,556
Short-term debt from unrelated parties	2,099	456,904
Current portion of long-term debt	575,283	487,699
Current portion of lease liabilities from unrelated parties	615,983	593,033
Current portion of lease liabilities from related parties	24,901	23,926
Income tax liabilities	142,654	191,265
Liabilities directly associated with assets held for sale	27,511	180,624
Total current liabilities	5,660,060	6,111,590
Long-term debt, less current portion	6,260,825	6,959,863
Lease liabilities from unrelated parties, less current portion	3,411,855	3,419,338
Lease liabilities from related parties, less current portion	87,962	109,649
Non-current provisions and other non-current liabilities	374,163	332,813
Other non-current financial liabilities	538,685	715,660
Pension liabilities	678,673	664,327
Income tax liabilities	76,953	39,747
Deferred taxes	708,890	750,286
Total non-current liabilities	12,138,006	12,991,683
Total liabilities	17,798,066	19,103,273
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of December 31, 2024 (December 31, 2023: 293,413,449)	293,413	293,413
Additional paid-in capital	3,345,408	3,380,331
Retained earnings	11,266,287	10,921,686
Accumulated other comprehensive income (loss)	(328,545)	(975,169)
Total FME AG shareholders' equity	14,576,563	13,620,261
Noncontrolling interests	1,191,950	1,206,274
Total equity	15,768,513	14,826,535
Total liabilities and equity	€ 33,566,579	€ 33,929,808